Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2023
Dividends On Ordinary Shares [Abstract]
Dividends on Ordinary Shares	10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2023	2022	2021	2023	2022	2021
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	1.32	1.25	0.90	410	389	281
– second interim	3.61	2.01	3.47	1,120	625	1,077
	4.93	3.26	4.37	1,530	1,014	1,358
In 2023 an interim dividend of £1,530m (2022: £1,014m, 2021: £1,358m) was paid on the Company's ordinary shares in issue. In 2023, £750m (2022: £300m) of the dividend was a special dividend. These were paid following review and approval by the Board in line with our dividend policy.